UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06155

Exact name of registrant as specified in charter:	AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

Address or principal executive offices:	2450 South Shore Blvd., Suite 400, League City, TX 77573

Name and address of agent for service:	Securities Management and Research, Inc.
	P.O. Box 58969, Houston, TX 77258-8969

Registrant's telephone number, including area code:	1-800-231-4639

Date of fiscal year end:	12/31

Date of reporting period:	03/31/2007

Item 1. Schedule of Investments

AMERICAN NATIONAL GROWTH PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	March 31, 2007				(Unaudited)

GROWTH PORTFOLIO

COMMON STOCK			Shares		Value

CONSUMER DISCRETIONARY --
HOUSEHOLD DURABLES --	1.29%
Newell Rubbermaid Inc.			3,000		$ 93,270
Stanley Works (The)			3,000		166,080
					259,350
MEDIA --	1.28%
Walt Disney Co. (The)			7,500		258,225

MULTILINE RETAIL --	2.70%
Citi Trends Inc. *			3,000		128,220
J.C. Penney Co., Inc.			2,500		205,400
Target Corp.			3,579		212,092
					545,712
SPECIALTY RETAIL --	3.21%
Bed Bath & Beyond Inc. *			2,000		80,340
Best Buy Co., Inc.			5,002		243,697
Home Depot, Inc. (The)			3,670		134,836
Limited Brands, Inc.			3,500		91,210
Lowe's Companies, Inc.			3,116		98,123
					648,206

		TOTAL CONSUMER DISCRETIONARY --	8.48%		1,711,493

CONSUMER STAPLES --
BEVERAGES --	2.56%
Coca-Cola Co. (The)			4,782		229,536
PepsiCo, Inc.			4,500		286,020
					515,556
FOOD & STAPLES RETAILING --	0.77%
SUPERVALU INC.			1,600		62,512
Wal-Mart Stores, Inc.			2,000		93,900
					156,412
HOUSEHOLD DURABLES --	1.56%
Procter & Gamble Co. (The)			5,000		315,800

		TOTAL CONSUMER STAPLES --	4.89%		987,768

ENERGY --
ENERGY EQUIPMENT & SERVICES --	2.99%
Baker Hughes Inc.			2,700		178,551
Schlumberger Ltd.			2,000		138,200
Transocean Inc. *			2,400		196,080
Weatherford International Ltd. *			2,000		90,200
					603,031
OIL, GAS & CONSUMABLE FUELS --	8.19%
Anadarko Petroleum Corp.			1,000		42,980
BP PLC ADR			3,000		194,250
Chevron Corp.			3,000		221,880
Exxon Mobil Corp.			10,000		754,500
Noble Corp.			2,400		188,832
Royal Dutch Shell PLC ADR			3,780		250,614
					1,653,056

		TOTAL ENERGY --	11.18%		2,256,087

EXCHANGE TRADED FUNDS --	8.98%
PowerShares QQQ Trust Series 1			22,450		977,248
SPDR Trust Series 1			5,875		834,544
					1,811,792

		TOTAL EXCHANGE TRADED FUNDS --	8.98%		1,811,792

FINANCIALS --
COMMERCIAL BANKS --	6.41%
Banc of America Corp.			3,000		153,060
PNC Financial Services Group, Inc.			5,000		359,850
U.S. Bancorp			6,000		209,820
Wachovia Corp.			6,948		382,487
Washington Mutual, Inc.			2,113		85,323
Wells Fargo & Co.			3,000		103,290
					1,293,830
DIVERSIFIED FINANCIAL SERVICES --	4.32%
American Express Co.			1,000		56,400
Charles Schwab Corp. (The)			4,900		89,621
Citigroup Inc.			3,000		154,020
Goldman Sachs Group, Inc. (The)			778		160,758
JPMorgan Chase & Co.			2,399		116,064
Merrill Lynch & Co., Inc.			700		57,169
Morgan Stanley			3,000		236,280
					870,312

INSURANCE --	5.89%
American International Group, Inc.			4,911		330,117
Aspen Insurance Holdings Ltd.			3,425		89,769
Brown & Brown, Inc.			3,558		96,137
Hartford Financial Services Group, Inc. (The)			2,800		267,624
Prudential Financial, Inc.			3,500		315,910
RenaissanceRe Holdings Ltd.			1,775		88,998
					1,188,555

		TOTAL FINANCIALS --	16.62%		3,352,697

HEALTH CARE --
BIOTECHNOLOGY --	3.76%
Amgen Inc. *			1,250		69,850
Celgene Corp. *			3,500		183,610
Genzyme Corp. *			2,000		120,040
Gilead Sciences, Inc. *			2,000		153,000
Given Imaging Ltd. *			8,000		172,800
PDL BioPharma Inc. *			2,700		58,590
					757,890
HEALTH CARE PROVIDERS & SERVICES --	1.23%
DaVita, Inc. *			850		45,322
STMicroelectronics N.V.			5,600		107,520
UnitedHealth Group Inc.			1,800		95,346
					248,188
HEALTH EQUIPMENT & SUPPLIES --	1.80%
Advanced Medical Optics, Inc. *			925		34,410
Dade Behring Holdings Inc.			1,500		65,775
Hologic, Inc. *			1,700		97,988
Medtronic, Inc.			3,359		164,793
					362,966
PHARMACEUTICALS --	4.31%
Abbott Laboratories			2,200		122,760
Allergan, Inc.			500		55,410
Eli Lilly and Co.			6,800		365,228
Endo Pharmaceuticals Holdings Inc. *			2,100		61,740
Merck & Co. Inc.			6,003		265,153
					870,291

		TOTAL HEALTH CARE --	11.10%		2,239,335

INDUSTRIALS --
AEROSPACE & DEFENSE --	4.85%
Boeing Co. (The)			2,637		234,456
Goodrich Corp.			5,481		282,162
Honeywell International Inc.			2,128		98,016
Rockwell Collins, Inc.			3,500		234,255
United Technologies Corp.			2,000		130,000
					978,889
AIR FREIGHT & LOGISTICS --	1.36%
FedEx Corp.			800		85,944
United Parcel Service, Inc. (Class B)			2,700		189,270
					275,214
CONSTRUCTION & ENGINEERING --	0.65%
Cemex SAB de CV ADR			4,000		131,000

INDUSTRIAL CONGLOMERATES --	2.38%
3M Co.			1,300		99,359
General Electric Co.			8,000		282,880
Tyco International Ltd.			3,100		97,805
					480,044
MACHINERY --	1.08%
Caterpillar Inc.			1,100		73,733
Danaher Corp.			2,000		142,900
					216,633

		TOTAL INDUSTRIALS --	10.32%		2,081,780

INFORMATION TECHNOLOGY --
COMMUNICATIONS EQUIPMENT --	4.51%
Arris Group Inc. *			4,250		59,840
Cisco Systems, Inc. *			12,900		329,337
Harris Corp.			2,400		122,280
Motorola, Inc.			9,337		164,985
Nokia Oyj ADR			5,557		127,366
QUALCOMM Inc.			2,500		106,650
					910,458
COMPUTER & PERIPHERALS --	1.94%
EMC Corp.			4,626		64,070
Hewlett-Packard Co.			5,787		232,290
International Business Machines Corp.			1,000		94,260
					390,620
ELECTRONIC EQUIPMENT & INSTRUMENTS --	0.21%
Agilent Technologies, Inc. *			1,265		42,618

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --	2.60%
Analog Devices, Inc.			2,154		74,291
Intel Corp.			10,000		191,300
KLA-Tencor Corp.			1,743		92,937
Linear Technology Corp.			2,222		70,193
Marvell Technology Group Ltd. *			2,650		44,546
Maxim Integrated Products, Inc.			1,743		51,244
					524,511
SOFTWARE --	2.47%
Electronic Arts Inc. *			1,700		85,612
Intuit Inc. *			3,490		95,486
Microsoft Corp.			5,000		139,350
Oracle Corp. *			9,789		177,475
					497,923

		TOTAL INFORMATION TECHNOLOGY --	11.73%		2,366,130

MATERIALS --
CHEMICALS --	1.61%
Dow Chemical Co. (The)			1,400		64,204
PPG Industries, Inc.			3,622		254,663
Tronox Inc. (Class B)			437		6,109
					324,976
CONTAINERS & PACKAGING --	0.63%
Sealed Air Corp.			4,000		126,400

		TOTAL MATERIALS --	2.24%		451,376

TELECOMMUNICATION SERVICES --
DIVERSIFIED TELECOMMUNICATION SERVICES --	1.56%
Sprint Nextel Corp.			6,533		123,866
Verizon Communications Inc.			5,056		191,724
					315,590

		TOTAL TELECOMMUNICATION SERVICES --	1.56%		315,590

UTILITIES --
ELECTRIC UTILITIES --	1.47%
Ameren Corp.			1,778		89,433
Dominion Resources, Inc.			750		66,578
Exelon Corp.			1,334		91,659
Wisconsin Energy Corp.			1,000		48,520
					296,190
GAS UTILITIES --	1.39%
El Paso Corp.			9,481		137,190
Kinder Morgan, Inc.			778		82,818
Sempra Energy			1,000		61,010
					281,018

		TOTAL UTILITIES --	2.86%		577,208

		TOTAL COMMON STOCK --	89.96%
			(Cost $15,533,676)		18,151,256

COMMERCIAL PAPER			Face
			Amount
FINANCIALS --	3.94%
DIVERSIFIED FINANCIAL SERVICES --
Goldman Sach, 5.3%, 04/04/07			$ 796,000		$ 795,531

		TOTAL FINANCIALS --	3.94%		795,531
UTILITIES --
ELECTRIC UTILITIES --	6.10%
Delmarva Power & Light Co., 5.38%, 04/03/07			494,000		493,779
Virginia Electric & Power Co., 5.32%, 04/02/07			736,000		735,782
					1,229,561

		TOTAL UTILITIES --	6.10%		1,229,561

		TOTAL COMMERCIAL PAPER --	10.04%
			(Cost $2,025,092)		2,025,092

		TOTAL INVESTMENTS --	100.00%
			(Cost $17,558,768)		20,176,348

		CASH AND OTHER ASSETS, LESS LIABILITIES --	0.00%		901

		NET ASSETS --	100.00%		$ 20,177,249

* - Non-income producing security

ABBREVIATIONS
ADR - American Depositary Receipt
SPDR - Standard & Poor's Depositary Receipt

See notes to quarterly portfolio holdings.

AMERICAN NATIONAL EQUITY INCOME PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	March 31, 2007				(Unaudited)

EQUITY INCOME PORTFOLIO

COMMON STOCK			Shares		Value

CONSUMER DISCRETIONARY --
HOTELS, RESTAURANTS & LEISURE --	0.57%
McDonald's Corp.			3,100		$ 139,655

HOUSEHOLD DURABLES --	1.86%
Newell Rubbermaid Inc.			3,969		123,396
Stanley Works (The)			3,531		195,476
Tupperware Brands Corp.			5,517		137,539
					456,411
MEDIA --	0.47%
CBS Corp. (Class B)			3,800		116,242

SPECIALTY RETAIL --	1.09%
Limited Brands, Inc.			7,057		183,905
TJX Companies, Inc. (The)			2,725		73,466
TravelCenters of America LLC *			250		9,605
					266,976

		TOTAL CONSUMER DISCRETIONARY --	3.99%		979,284

CONSUMER STAPLES --
BEVERAGES --	1.93%
Coca-Cola Co. (The)			4,965		238,320
PepsiCo, Inc.			3,700		235,172
					473,492
FOOD PRODUCTS --	3.09%
Bunge Limited			2,000		164,440
ConAgra Foods, Inc.			8,000		199,280
H.J. Heinz Co.			3,641		171,564
McCormick & Co., Inc.			3,420		131,738
Sensient Technologies Corp.			3,533		91,081
					758,103
FOOD & STAPLES RETAILING --	1.95%
SUPERVALU INC.			3,800		148,466
Wal-Mart Stores, Inc.			7,000		328,650
					477,116
HOUSEHOLD PRODUCTS --	1.66%
Kimberly-Clark Corp.			2,537		173,759
Procter & Gamble Co. (The)			3,701		233,755
					407,514
PERSONAL PRODUCTS --
Alberto-Culver Co.	1.35%		2,200		50,336
Avon Products, Inc.			3,725		138,793
Colgate-Palmolive Co.			1,800		120,222
Sally Beauty Holdings, Inc. *			2,200		20,218
					329,569
TOBACCO --	0.87%
Altria Group, Inc.			1,000		87,810
Reynolds American Inc.			2,000		124,820
					212,630

		TOTAL CONSUMER STAPLES --	10.85%		2,658,424

ENERGY --
ENERGY EQUIPMENT & SERVICES --	2.72%
Boardwalk Pipeline Partners, LP			7,000		257,950
Schlumberger Ltd.			3,300		228,030
Weatherford International Ltd. *			4,000		180,400
					666,380
OIL, GAS & CONSUMABLE FUELS --	10.58%
Anadarko Petroleum Corp.			6,086		261,576
BP PLC ADR			3,310		214,322
Chevron Corp.			7,003		517,942
Enterprise Products Partners L.P.			2,096		66,653
Exxon Mobil Corp.			10,500		792,225
Natural Resource Partners L.P.			4,000		268,800
Plains All American Pipeline, L.P.			2,400		138,264
Royal Dutch Shell PLC ADR			3,419		226,680
Spectra Energy Corp.			4,050		106,393
					2,592,855

		TOTAL ENERGY --	13.30%		3,259,235

FINANCIALS --
COMMERCIAL BANKS --	11.58%
Bank of America Corp.			9,928		506,527
Comerica Inc.			4,000		236,480
Fifth Third Bancorp			5,800		224,402
IndyMac Bancorp, Inc.			2,900		92,945
KeyCorp			3,311		124,063
National City Corp.			6,500		242,125
PNC Financial Services Group, Inc.			3,900		280,683
Regions Financial Corp.			3,433		121,425
TrustCo Bank Corp. NY			18,200		174,356
U.S. Bancorp			11,000		384,670
Washington Mutual, Inc.			2,648		106,926
Wells Fargo & Co.			10,000		344,300
					2,838,902
DIVERSIFIED FINANCIAL SERVICES --	8.57%
Allied Capital Corp.			4,085		117,689
Citigroup Inc.			12,000		616,080
Colonial Properties Trust			2,350		107,324
JPMorgan Chase & Co.			6,500		314,470
New York Community Bancorp, Inc.			13,400		235,706
Principal Financial Group, Inc.			3,529		211,281
Charles Schwab Corp. (The)			6,425		117,513
Weingarten Realty Investors			8,000		380,480
					2,100,543
INSURANCE --	3.26%
Allstate Corp. (The)			2,427		145,766
Aspen Insurance Holdings Ltd.			4,425		115,979
Prudential Financial, Inc.			2,150		194,059
RenaissanceRe Holdings Ltd.			2,275		114,069
Travelers Companies, Inc. (The)			4,393		227,426
					797,299
REAL ESTATE INVESTMENT TRUSTS --	2.91%
BRE Properties, Inc.			1,750		110,513
Duke Realty Corp.			2,650		115,196
General Growth Properties, Inc.			2,050		132,369
Hospitality Properties Trust			2,500		117,000
Mack-Cali Realty Corp.			5,000		238,150
					713,228
REAL ESTATE MANAGEMENT & DEVELOPMENT --	2.88%
Health Care Property Investors, Inc.			9,400		338,682
National Retail Properties Inc.			4,950		119,741
Plum Creek Timber Co., Inc.			6,300		248,346
					706,769

		TOTAL FINANCIALS --	29.20%		7,156,741

HEALTH CARE --
BIOTECHNOLOGY --	0.53%
Genzyme Corp. *			950		57,019
Gilead Sciences, Inc. *			950		72,675
					129,694
HEALTH CARE PROVIDERS & SERVICES --	0.75%
DaVita, Inc. *			1,025		54,653
LTC Properties, Inc.			5,000		129,550
					184,203
HEALTH EQUIPMENT & SUPPLIES --	0.17%
Advanced Medical Optics, Inc. *			1,125		41,850

PHARMACEUTICALS --	7.41%
Abbott Laboratories			4,800		267,840
Eli Lilly and Co.			4,150		222,896
Johnson & Johnson			7,000		421,820
Merck & Co. Inc.			5,847		258,262
Pfizer Inc.			16,481		416,310
Wyeth			4,575		228,887
					1,816,015

		TOTAL HEALTH CARE --	8.86%		2,171,762

INDUSTRIALS --
AEROSPACE & DEFENSE --	0.82%
United Technologies Corp.			3,100		201,500

COMMERCIAL SERVICES & SUPPLIES --	2.45%
Deluxe Corp.			3,600		120,708
ServiceMaster Co. (The)			9,600		147,744
Sovran Self Storage, Inc.			4,400		243,804
Standard Register Co. (The)			7,000		88,550
					600,806
INDUSTRIAL CONGLOMERATES --	4.14%
3M Co.			1,986		151,790
General Electric Co.			20,956		741,004
Tyco International Ltd.			3,900		123,045
					1,015,839
ROAD & RAIL --	0.51%
Burlington Northern Santa Fe Corp.			1,550		124,667

		TOTAL INDUSTRIALS --	7.92%		1,942,812

INFORMATION TECHNOLOGY --
COMMUNICATIONS EQUIPMENT --	0.72%
Harris Corp.			2,700		137,565
Nokia Oyj ADR			1,700		38,964
					176,529
INTERNET SOFTWARE & SERVICES --	0.46%
StarTek, Inc.			11,600		113,564

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --	0.65%
Intel Corp.			8,375		160,214

SOFTWARE --	0.67%
Microsoft Corp.			5,850		163,040

		TOTAL INFORMATION TECHNOLOGY --	2.50%		613,347

MATERIALS --
CHEMICALS --	1.35%
Dow Chemical Co. (The)			3,088		141,616
E. I. du Pont de Nemours and Co.			2,096		103,605
PPG Industries, Inc.			1,215		85,427
					330,648
METALS & MINING --	0.47%
Alcoa Inc.			3,420		115,938

PAPER & FOREST PRODUCTS --	1.04%
International Paper Co.			1,600		58,240
Potlatch Corp.			4,300		196,854
					255,094

		TOTAL MATERIALS --	2.86%		701,680

TELECOMMUNICATION SERVICES --
DIVERSIFIED TELECOMMUNICATION SERVICES --	6.61%
AT&T Inc.			4,743		187,016
ALLTEL Corp.			1,875		116,250
Citizens Communications Co.			34,000		508,300
FairPoint Communications, Inc.			16,100		309,281
Verizon Communications Inc.			9,969		378,024
Windstream Corp.			8,225		120,825
					1,619,696

		TOTAL TELECOMMUNICATION SERVICES --	6.61%		1,619,696

UTILITIES --
ELECTRIC UTILITIES --	7.30%
Ameren Corp.			3,088		155,326
Consolidated Edison, Inc.			4,900		250,194
DTE Energy Co.			5,200		249,080
Duke Energy Corp.			8,100		164,349
Integrys Energy Group, Inc.			5,115		283,934
Pinnacle West Capital Corp.			5,400		260,550
Progress Energy, Inc.			5,200		262,288
Southern Co.			1,875		68,719
Xcel Energy, Inc.			3,800		93,822
					1,788,262
GAS UTILITIES --	2.17%
NiSource Inc.			10,900		266,310
Nicor Inc.			5,500		266,396
					532,706

		TOTAL UTILITIES --	9.47%		2,320,968

		TOTAL COMMON STOCK --	95.56%
			(Cost $19,550,909)		23,423,949

COMMERCIAL PAPER			Face
			Amount
UTILITIES --
ELECTRIC UTILITIES --	4.22%
Delmarva Power & Light Co., 5.38%, 04/03/07			$ 531,000		530,762
Virginia Electric & Power Co., 5.32%, 04/02/07			504,000		503,851
					1,034,613

		TOTAL UTILITIES --	4.22%		1,034,613

		TOTAL COMMERCIAL PAPER --	4.22%
			(Cost $1,034,613)		1,034,613

		TOTAL INVESTMENTS --	99.78%
			(Cost $20,585,522)		24,458,562

		CASH AND OTHER ASSETS, LESS LIABILITIES --	0.22%		52,848

		NET ASSETS --	100.00%		$ 24,511,410

* - Non-income producing security

ABBREVIATIONS
ADR - American Depositary Receipt

See notes to quarterly portfolio holdings.

AMERICAN NATIONAL BALANCED PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	March 31, 2007				(Unaudited)

BALANCED PORTFOLIO

COMMON STOCK			Shares		Value

CONSUMER DISCRETIONARY --
AUTOMOBILES --	0.28%
PACCAR Inc.			750		$ 55,050

HOTELS, RESTAURANTS & LEISURE --	1.18%
Host Hotels & Resorts Inc.			1,164		30,625
McDonald's Corp.			1,325		59,691
Starwood Hotels & Resorts Worldwide, Inc.			1,902		123,345
Wyndham Worldwide Corp. *			460		15,709
					229,370
HOUSEHOLD DURABLES --	0.77%
Newell Rubbermaid Inc.			1,897		58,978
Stanley Works (The)			1,661		91,953
					150,931
MEDIA --	1.57%
CBS Corp. (Class B)			891		27,256
Time Warner Inc.			4,041		79,689
Viacom Inc. (Class B) *			891		36,629
Walt Disney Co. (The)			4,750		163,542
					307,116
MULTILINE RETAIL --	0.93%
Kohl's Corp. *			474		36,313
J.C. Penney Co., Inc.			1,068		87,747
Target Corp.			950		56,297
					180,357
SPECIALTY RETAIL --	1.25%
Limited Brands, Inc.			3,803		99,106
Lowe's Companies, Inc.			2,852		89,809
TJX Companies, Inc. (The)			2,000		53,920
					242,835

		TOTAL CONSUMER DISCRETIONARY --	5.98%		1,165,659

CONSUMER STAPLES --
BEVERAGES --	1.29%
Coca-Cola Co. (The)			2,732		131,136
International Flavors & Fragrances Inc.			400		18,888
PepsiCo, Inc.			1,600		101,696
					251,720
FOOD PRODUCTS --	1.69%
Bunge Limited			850		69,887
H.J. Heinz Co.			1,307		61,586
McCormick & Co., Inc.			2,615		100,730
Sensient Technologies Corp.			3,800		97,964
					330,167
FOOD & STAPLES RETAILING --	1.04%
SUPERVALU INC.			1,600		62,512
Wal-Mart Stores, Inc.			3,000		140,850
					203,362
HOUSEHOLD PRODUCTS --	1.07%
Kimberly-Clark Corp.			1,187		81,298
Procter & Gamble Co. (The)			2,000		126,320
					207,618
PERSONAL PRODUCTS --	0.72%
Alberto-Culver Co.			925		21,164
Avon Products, Inc.			1,600		59,616
Colgate-Palmolive Co.			775		51,762
Sally Beauty Holdings, Inc. *			925		8,501
					141,043

		TOTAL CONSUMER STAPLES --	5.81%		1,133,910

ENERGY --
ENERGY EQUIPMENT & SERVICES --	0.81%
Schlumberger Ltd.			1,188		82,091
Weatherford International Ltd. *			1,662		74,956
					157,047
OIL, GAS & CONSUMABLE FUELS --	4.83%
Anadarko Petroleum Corp.			1,664		71,519
BP PLC ADR			2,410		156,047
Chevron Corp.			3,607		266,774
Exxon Mobil Corp.			5,938		448,022
					942,362

		TOTAL ENERGY --	5.64%		1,099,409

FINANCIALS --
COMMERCIAL BANKS --	4.11%
Bank of America Corp.			5,000		255,100
PNC Financial Services Group, Inc.			2,850		205,115
U.S. Bancorp			3,445		120,472
Wachovia Corp.			1,781		98,044
Wells Fargo & Co.			3,562		122,640
					801,371
DIVERSIFIED FINANCIAL SERVICES --	4.74%
Allied Capital Corp.			1,775		51,138
Citigroup Inc.			6,533		335,404
Federal Home Loan Mortgage Corp. Gtd. Mtg. Cert.			1,901		113,090
Goldman Sachs Group, Inc. (The)			475		98,149
JPMorgan Chase & Co.			1,205		58,298
Morgan Stanley			2,732		215,172
Charles Schwab Corp. (The)			2,950		53,955
					925,206
INSURANCE --	3.30%
Allstate Corp. (The)			951		57,117
American International Group, Inc.			2,587		173,898
Aspen Insurance Holdings Ltd.					53,731
Genworth Financial Inc. (Class A)			2,800		97,832
Prudential Financial, Inc.			2,137		192,886
RenaissanceRe Holdings Ltd.					52,647
Travelers Companies, Inc. (The)			290		15,013
					643,124
REAL ESTATE MANAGEMENT & DEVELOPMENT --	0.09%
Realogy Corp. *			575		17,026

		TOTAL FINANCIALS --	12.24%		2,386,727

HEALTH CARE --
BIOTECHNOLOGY --	0.45%
Amgen Inc. *			600		33,528
Genzyme Corp. *			400		24,008
Gilead Sciences, Inc. *			400		30,600
					88,136
HEALTH CARE PROVIDERS & SERVICES --	0.37%
DaVita, Inc. *			425		22,661
Patterson Companies Inc. *			1,400		49,686
					72,347
HEALTH EQUIPMENT & SUPPLIES --	0.98%
Advanced Medical Optics, Inc. *			475		17,670
Beckman Coulter, Inc.			1,070		68,362
Biomet, Inc.			1,200		50,988
Zimmer Holdings, Inc. *			631		53,894
					190,914
PHARMACEUTICALS --	5.56%
Abbott Laboratories			2,150		119,970
Allergan, Inc.			712		78,904
Endo Pharmaceuticals Holdings Inc. *			900		26,460
Eli Lilly and Co.			1,925		103,392
Johnson & Johnson			4,395		264,843
Merck & Co. Inc.			2,615		115,505
Pfizer Inc.			10,804		272,909
Wyeth			2,050		102,561
					1,084,544

		TOTAL HEALTH CARE --	7.36%		1,435,941

INDUSTRIALS --
AEROSPACE & DEFENSE --	0.89%
General Dynamics Corp.			600		45,840
Goodrich Corp.			945		48,649
L-3 Communications Holdings, Inc.			400		34,988
Northrop Grumman Corp.			600		44,532
					174,009
AIR FREIGHT & LOGISTICS --	0.23%
FedEx Corp.			425		45,658

COMMERCIAL SERVICES & SUPPLIES --	0.56%
Avis Budget Group, Inc.			230		6,284
Cintas Corp.			900		32,490
R. R. Donnelley & Sons Co.			1,000		36,590
Equifax Inc.			900		32,805
					108,169
INDUSTRIAL CONGLOMERATES --	2.17%
3M Co.			1,000		76,430
General Electric Co.			8,300		293,488
Tyco International Ltd.			1,700		53,635
					423,553
MACHINERY --	1.49%
Caterpillar Inc.			500		33,515
Danaher Corp.			634		45,299
Dover Corp.			800		39,048
Eaton Corp.			500		41,780
Illinois Tool Works Inc.			950		49,020
Ingersoll-Rand Co. Ltd.			900		39,033
Parker Hannifin Corp.			500		43,155
					290,850
ROAD & RAIL --	0.29%
Burlington Northern Santa Fe Corp.			700		56,301

TRADING COMPANIES & DISTRIBUTORS --	0.20%
W.W. Grainger, Inc.			500		38,620

TRANSPORTATION INFRASTRUCTURE --	0.20%
Ryder System, Inc.			800		39,472

		TOTAL INDUSTRIALS --	6.03%		1,176,632

INFORMATION TECHNOLOGY --
COMMUNICATIONS EQUIPMENT --	1.83%
Arris Group Inc. *			2,000		28,160
Cisco Systems, Inc. *			5,586		142,611
Harris Corp.			1,200		61,140
Motorola, Inc.			3,092		54,636
Nokia Oyj ADR			3,087		70,754
					357,301
COMPUTERS & PERIPHERALS --	1.84%
Dell Inc. *			5,907		137,101
EMC Corp.			5,000		69,250
Electronics for Imaging Inc. *			1,000		23,450
Hewlett-Packard Co.			3,210		128,849
					358,650
ELECTRONIC EQUIPMENT & INSTRUMENTS --	0.14%
Agilent Technologies, Inc. *			800		26,952

IT SERVICES --	0.10%
Global Payments Inc.			550		18,733

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --	0.87%
Intel Corp.			6,057		115,870
Linear Technology Corp.			593		18,733
Texas Instruments Inc.			1,188		35,759
					170,362
SOFTWARE --	2.26%
Electronic Arts Inc. *			714		35,957
Microsoft Corp.			11,282		314,429
Oracle Corp. *			4,988		90,432
					440,818

		TOTAL INFORMATION TECHNOLOGY --	7.04%		1,372,816

MATERIALS --
CHEMICALS --	0.50%
Dow Chemical Co. (The)			707		32,423
Eastman Chemical Co.			300		18,999
PPG Industries, Inc.			413		29,038
Sigma-Aldrich Corp.			400		16,608
					97,068
CONTAINERS & PACKAGING --	0.07%
Ball Corp.			300		13,755

METALS & MINING --	0.34%
Freeport-McMoRan Copper & Gold, Inc.			134		8,869
Nucor Corp.			600		39,078
United States Steel Corp.			200		19,834
					67,781
PAPER & FOREST PRODUCTS --	0.26%
International Paper Co.			675		24,570
Louisiana-Pacific Corp.			500		10,030
MeadWestvaco Corp.			500		15,420
					50,020

		TOTAL MATERIALS --	1.17%		228,624

TELECOMMUNICATION SERVICES --
DIVERSIFIED TELECOMMUNICATION SERVICES --	1.40%
ALLTEL Corp.			1,069		66,278
Sprint Nextel Corp.			4,842		91,804
Verizon Communications Inc.			1,634		61,961
Windstream Corp.			3,675		53,986
					274,029

WIRELESS TELECOMMUNICATION SERVICES --	0.33%
Vodafone Group PLC ADR			2,392		64,249

		TOTAL TELECOMMUNICATION SERVICES --	1.73%		338,278

UTILITIES --
ELECTRIC UTILITIES --	2.39%
Ameren Corp.			1,782		89,635
CenterPoint Energy, Inc.			2,727		48,922
Constellation Energy Group			2,614		227,287
Exelon Corp.			592		40,676
Southern Co.			712		26,095
Wisconsin Energy Corp.			714		34,643
					467,258

		TOTAL UTILITIES --	2.39%		467,258

		TOTAL COMMON STOCK --	55.39%
			(Cost $8,816,890)		10,805,254

CORPORATE BONDS			Face
			Amount
CONSUMER DISCRETIONARY --
AUTO COMPONENTS --	0.52%
TRW Inc., 6.30%, 05/15/08			$ 100,000		100,655

AUTOMOBILES --	0.61%
DaimlerChrysler NA Hldg, 7.20%, 09/01/09			115,000		120,041

		TOTAL CONSUMER DISCRETIONARY --	1.13%		220,696

CONSUMER STAPLES --
PERSONAL PRODUCTS --	1.61%
Avon Products, Inc., 7.15%, 11/15/09			300,000		314,672

		TOTAL CONSUMER STAPLES --	1.61%		314,672

FINANCIALS --
COMMERCIAL BANKS --	1.25%
Washington Mutual Inc., 4.20%, 01/15/10			250,000		243,902

DIVERSIFIED FINANCIAL SERVICES --	2.83%
General Electric Capital Co., 3.75%, 12/15/09			200,000		193,866
HSBC Finance Corp., 5.875%, 02/01/09			250,000		252,844
Weingarten Realty Investors, 7.35%, 07/20/09			100,000		105,320
					552,030

		TOTAL FINANCIALS --	4.08%		795,932

INDUSTRIALS --
TRANSPORTATION INFRASTRUCTURE --	1.03%
Hertz Corp., 7.40%, 03/01/11			200,000		200,000

		TOTAL INDUSTRIALS --	1.03%		200,000

		TOTAL CORPORATE BONDS --	7.85%
			(Cost $1,525,749)		1,531,300
U S GOVERNMENT AGENCY SECURITIES --

U S GOVERNMENT AGENCY SECURITIES --	19.08%
Federal Home Loan Bank, 5.33%, 08/08/08			500,000		500,058
Federal Farm Credit Bank, 4.15%, 11/30/09			200,000		196,242
Federal Home Loan Bank, 4.40%, 12/28/09			350,000		344,938
Federal Home Loan Mortgage Corp., 5.125%, 10/24/07			500,000		499,682
Federal Home Loan Mortgage Corp., 3.25%, 11/02/07			500,000		494,384
Federal Home Loan Mortgage Corp., 3.06%, 07/15/08			500,000		488,317
Federal Home Loan Mortgage Corp., 5.27%, 10/12/10			700,000		697,020
Federal Home Loan Mortgage Corp., Pool # 360100, 9.00%, 04/01/20			1,511		1,626
Federal National Mortgage Assoc., 4.75%, 08/25/08			500,000		498,736
					3,721,003

		TOTAL U S GOVERNMENT AGENCY SECURITIES --	19.08%
			(Cost $3,729,276)		3,721,003

COMMERCIAL PAPER

FINANCIALS --
DIVERSIFIED FINANCIAL SERVICES --	6.85%
Dollar Thrifty Funding, 5.3%, 04/05/07			$ 783,000		782,423
UBS Finance, 5.26%, 04/02/07			555,000		554,838
					1,337,261
INSURANCE --	4.56%
Alfa Corporation, 5.28%, 04/09/07			$ 890,000		888,825

		TOTAL FINANCIALS --	11.41%		2,226,086

UTILITIES --
ELECTRIC UTILITIES --	5.91%
Detroit Edison Co., 5.34%, 04/04/07			403,000		402,761
Idaho Power Co., 5.32%, 04/03/07			750,000		749,667
					1,152,428

		TOTAL UTILITIES --	5.91%		1,152,428

		TOTAL COMMERCIAL PAPER --	17.32%
			(Cost $3,378,514)		3,378,514

		TOTAL INVESTMENTS --	99.64%
			(Cost $17,450,429)		19,436,071

		CASH AND OTHER ASSETS, LESS LIABILITIES --	0.36%		69,289

		NET ASSETS --	100.00%		$ 19,505,360

* - Non-income producing securities

ABBREVIATIONS
ADR - American Depositary Receipt

Note to Schedule of Investments

(a) Long term obligations that will mature in less than one year.

See notes to quarterly portfolio holdings.

AMERICAN NATIONAL MONEY MARKET PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS		March 31, 2007			(Unaudited)

MONEY MARKET PORTFOLIO
			Interest/
U S GOVERNMENT AGENCY		Maturity	Stated	Face
SHORT-TERM OBLIGATIONS		Date	Rate(%)	Amount	Value

U S GOVERNMENT AGENCY SECURITIES --	100.43%
Federal Farm Credit Bank Discount Note		04/10/07	5.150	$ 1,000,000	$ 998,569
Federal Farm Credit Bank Discount Note		04/13/07	5.120	5,674,000	5,663,505
Federal Farm Credit Bank Discount Note		04/19/07	5.130	2,834,000	2,826,326
Federal Home Loan Bank		04/04/07	5.110	3,351,000	3,349,094
Federal Home Loan Bank		04/20/07	5.145	2,817,000	2,808,939
Federal Home Loan Bank		04/23/07	5.110	5,245,000	5,227,864
Federal Home Loan Mortgage Corp.		04/02/07	5.140	2,124,000	2,123,391
Federal Home Loan Mortgage Corp.		04/03/07	5.165	3,566,000	3,564,462
Federal Home Loan Mortgage Corp.		04/05/07	5.160	2,644,000	2,642,101
Federal Home Loan Mortgage Corp.		04/11/07	5.130	1,944,000	1,940,946
Federal Home Loan Mortgage Corp.		04/12/07	5.155	2,665,000	2,660,414
Federal Home Loan Mortgage Corp.		04/30/07	5.140	1,885,000	1,876,921
Federal National Mortgage Assoc.		04/09/07	5.140	3,825,000	3,820,078
Federal National Mortgage Assoc.		04/16/07	5.150	1,802,000	1,797,874
Federal National Mortgage Assoc.		04/17/07	5.130	2,784,000	2,777,247
					44,077,731

			TOTAL U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS --	100.43%
				(Cost $44,077,731)	44,077,731

			TOTAL INVESTMENTS --	100.43%
				(Cost $44,077,731)	44,077,731

			LIABILITIES IN EXCESS OF OTHER ASSETS --	(0.43)%	(186,586)

			NET ASSETS --	100.00%	$ 43,891,145

See notes to quarterly portfolio holdings.

AMERICAN NATIONAL GOVERNMENT BOND PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS		March 31, 2007			(Unaudited)

GOVERNMENT BOND PORTFOLIO			Interest/
		Maturity	Stated	Face
CORPORATE BONDS		Date	Rate (%)	Amount	Value

FINANCIALS --
INSURANCE --	1.74%
21st Century Insurance Group		12/15/13	5.900	$ 230,000	$ 236,523

		TOTAL FINANCIALS --	1.74%		236,523
MATERIALS --
METALS & MINING --	3.84%
Carpenter Technology Corp.		05/15/13	6.625	500,000	524,595

		TOTAL MATERIALS --	3.84%		524,595

			TOTAL CORPORATE BONDS --	5.58%	761,118
				(Cost $736,619)

U S GOVERNMENT AGENCY AND U S GOVERNMENT SECURITIES

U S GOVERNMENT AGENCY SECURITIES --	42.36%
Federal Home Loan Bank		07/15/08	2.625	800,000	777,148
Federal Home Loan Mortgage Corp.		03/15/11	5.625	500,000	513,999
Federal Home Loan Mortgage Corp.		07/15/12	5.125	690,000	699,287
Federal National Mortgage Assoc.		08/15/09	5.375	950,000	960,774
Federal National Mortgage Assoc.		05/15/11	6.000	750,000	782,022
Federal National Mortgage Assoc.		01/23/12	5.500	750,000	749,813
Federal National Mortgage Assoc.		03/26/12	5.400	750,000	748,999
Federal National Mortgage Assoc.		10/15/13	4.625	550,000	541,260
					5,773,302
U S GOVERNMENT SECURITIES --	42.29%
U S Treasury Bond		08/15/09	3.500	850,000	829,647
U S Treasury Bond		05/15/17	8.750	1,250,000	1,652,441
U S Treasury Note (a)		11/15/07	3.000	550,000	543,254
U S Treasury Note		08/15/08	3.250	250,000	244,961
U S Treasury Note		09/15/08	3.125	800,000	781,844
U S Treasury Note		11/15/12	4.000	700,000	681,625
U S Treasury Note		02/15/14	4.000	451,000	435,074
U S Treasury Note		02/15/16	4.500	600,000	593,906
					5,762,752

			TOTAL U S GOVERNMENT AGENCY AND U S GOVERNMENT SECURITIES --	84.65%
				(Cost $11,548,081)	11,536,054
U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS

U S GOVERNMENT AGENCY SECURITIES --	8.79%
Federal Farm Credit Bank Discount Note		04/13/07	5.120	353,000	352,347
Federal Home Loan Bank		04/09/07	5.140	136,000	135,825
Federal National Mortgage Assoc.		04/02/07	5.170	210,000	209,940
Federal National Mortgage Assoc.		04/12/07	5.160	500,000	499,140

			TOTAL U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS --	8.79%
				(Cost $1,197,252)	1,197,252

			TOTAL INVESTMENTS --	99.02%
				(Cost $13,481,952)	13,494,424

			CASH AND OTHER ASSETS, LESS LIABILITIES --	0.98%	133,397

			NET ASSETS --	100.00%	$ 13,627,821

Note to Schedule of Investments

(a) Long term obligations that will mature in less than one year.

See notes to quarterly portfolio holdings.

AMERICAN NATIONAL SMALL-CAP/MID-CAP PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	March 31, 2007				(Unaudited)

SMALL-CAP/MID-CAP PORTFOLIO

COMMON STOCK			Shares		Value

CONSUMER DISCRETIONARY --
HOTELS, RESTAURANTS & LEISURE --	0.74%
Home Inns & Hotels Management, Inc. *			1,000		$ 36,340

INTERNET & CATALOG RETAIL --	3.83%
Priceline.com Inc. *			1,800		95,868
VistaPrint Ltd. *			2,400		91,920
					187,788
LEISURE EQUIPMENT & PRODUCTS --	2.81%
Ctrip.com International Ltd. ADR			600		40,191
Sotheby's			2,200		97,856
					138,047
MEDIA --	4.71%
Focus Media Holding Ltd. *			700		54,922
New Oriental Education & Technology Group, Inc. *			2,300		93,219
News Corp. (Class B)			3,400		83,198
					231,339

		TOTAL CONSUMER DISCRETIONARY --	12.09%		593,514

CONSUMER STAPLES --
BEVERAGES --
Diageo PLC ADR	2.14%		1,300		105,235

FOOD PRODUCTS --	4.28%
Bunge Limited			1,600		131,552
Reddy Ice Holdings, Inc.			2,600		78,468
					210,020

		TOTAL CONSUMER STAPLES --	6.42%		315,255

ENERGY --
ENERGY EQUIPMENT & SERVICES -	5.06%
First Solar, Inc. *			700		36,407
GlobalSantaFe Corp.			800		49,344
SunPower Corp. *			600		27,300
Trina Solar Ltd. *			700		30,856
Williams Partners LP			2,200		105,006
					248,913
OIL, GAS & CONSUMABLE FUELS --	1.37%
Core Laboratories N.V. *			800		67,064

		TOTAL ENERGY --	6.43%		315,977

FINANCIALS --
DIVERSIFIED FINANCIAL SERVICES --	3.76%
American Capital Strategies, Ltd.			1,000		44,310
BlackRock, Inc.			300		46,893
First Marblehead Corp. (The)			1,700		76,313
Fortress Investment Group LLC			600		17,208
					184,724
INSURANCE --	2.94%
Prudential Financial, Inc.			1,600		144,416

REAL ESTATE INVESTMENT TRUSTS --	1.04%
Annaly Capital Management Inc.			3,300		51,084

REAL ESTATE MANAGEMENT & DEVELOPMENT --	11.21%
American Campus Communities, Inc.			44,000		133,276
CB Richard Ellis Group, Inc. *			2,200		75,196
Douglas Emmett, Inc.			2,000		51,060
Extra Space Storage Inc.			5,400		102,276
Medical Properties Trust Inc.			7,000		117,520
Plum Creek Timber Co., Inc.			1,800		70,956
					550,284

		TOTAL FINANCIALS --	18.95%		930,508

HEALTH CARE --
BIOTECHNOLOGY --	2.50%
Flamel Technologies S.A. ADR *			900		23,040
Novo Nordisk A/S ADR			1,100		99,583
					122,623
HEALTH CARE PROVIDERS & SERVICES --	0.52%
VCA Antech, Inc. *			700		25,417

HEALTH EQUIPMENT & SUPPLIES --	2.34%
Cynosure Inc. *			700		20,195
Hansen Medical, Inc. *			500		9,450
Zimmer Holdings, Inc. *			1,000		85,410
					115,055
PHARMACEUTICALS --	2.51%
Alcon, Inc.			800		105,456
Alnylam Pharmaceuticals Inc. *			1,000		18,000
					123,456

		TOTAL HEALTH CARE --	7.87%		386,551

INDUSTRIALS --
COMMERCIAL SERVICES & SUPPLIES --	4.83%
Macquarie Infrastructure Company Trust			3,200		125,760
MasterCard, Inc. (Class A)			600		63,744
TeleTech Holdings, Inc. *			1,300		47,697
					237,201
ELECTRICAL EQUIPMENT --	0.34%
SiRF Technology Holdings, Inc. *			600		16,656

TRANSPORTATION INFRASTRUCTURE --	0.93%
Seaspan Corp.			1,700		45,543

		TOTAL INDUSTRIALS --	6.10%		299,400

INFORMATION TECHNOLOGY --
COMMUNICATIONS EQUIPMENT --	7.30%
FactSet Research Systems Inc.			1,500		94,275
Harmonic Inc. *			9,200		90,344
Interwoven, Inc. *			3,000		50,700
Packeteer, Inc. *			6,000		74,520
Sonus Networks, Inc. *			6,000		48,420
					358,259
COMPUTER & PERIPHERALS --	1.63%
Apple, Inc. *			400		37,164
Stratasys Inc.			1,000		42,720
					79,884
ELECTRONIC EQUIPMENT & INSTRUMENTS --	1.85%
Itron Inc. *			1,400		91,056

INTERNET SOFTWARE & SERVICES --	5.63%
Akamai Technologies, Inc. *			2,000		99,840
SINA Corp. *			2,200		73,942
Travelzoo Inc. *			1,800		66,186
ValueClick, Inc. *			1,400		36,582
					276,550
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --	4.87%
Atheros Communications *			1,000		23,930
FormFactor Inc. *			800		35,800
MEMC Electronic Materials, Inc. *			1,500		90,870
Tessera Technologies Inc. *			1,400		55,636
Verigy Ltd. *			1,400		32,858
					239,094
SOFTWARE --	4.32%
Cerner Corp. *			1,800		98,010
Omniture, Inc. *			4,900		89,327
VASCO Data Security International, Inc. *			1,400		25,018
					212,355

		TOTAL INFORMATION TECHNOLOGY --	25.60%		1,257,198

MATERIALS --
CONSTRUCTION MATERIALS --	1.18%
Desarrolladora Homex S.A. de C.V. ADR *			1,000		57,950

METALS & MINING --	4.03%
Allegheny Technologies, Inc.			600		64,014
Cleveland-Cliffs Inc.			1000		64,010
Companhia Vale do Rio Doce ADR			700		25,893
Haynes International, Inc. *			600		43,758
					197,675

		TOTAL MATERIALS --	5.21%		255,625

TELECOMMUNICATION SERVICES --
WIRELESS TELECOMMUNICATION SERVICES --	5.20%
China Mobile Ltd. ADR			2,200		98,670
Millicom International Cellular S.A. *			1,500		117,540
Mobile TeleSystems			700		39,172
					255,382

		TOTAL TELECOMMUNICATION SERVICES --	5.20%		255,382

UTILITIES --
ELECTRIC UTILITIES --	5.25%
FPL Group, Inc.			1,300		79,521
Huaneng Power International, Inc.			3,500		121,625
Mirant Corp. *			1,400		56,644
					257,790

	TOTAL UTILITIES--		5.25%		257,790

		TOTAL COMMON STOCK --	99.12%
			(Cost $4,632,634)		4,867,200

		TOTAL INVESTMENTS --	99.12%
			(Cost $4,632,634)		4,867,200

		CASH AND OTHER ASSETS, LESS LIABILITIES --	0.88%		43,328

		NET ASSETS --	100.00%		$ 4,910,528

* - Non-income producing securities

ABBREVIATIONS
ADR - American Depositary Receipt

See notes to quarterly portfolio holdings.

AMERICAN NATIONAL HIGH YIELD BOND PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS		March 31, 2007			(Unaudited)

HIGH YIELD BOND PORTFOLIO

			Interest/
		Maturity	Stated	Face
CORPORATE BONDS		Date	Rate (%)	Amount	Value

CONSUMER DISCRETIONARY --
AUTO COMPONENTS --	0.16%
Dura Operating Corp.		05/01/09	9.000	$ 1,000,000	$ 47,500

HOTELS, RESTAURANTS & LEISURE --	6.57%
MGM Mirage Inc.		02/27/14	5.875	1,000,000	930,000
Starwood Hotels & Resorts Worldwide, Inc.		05/01/12	7.875	1,000,000	1,074,650
					2,004,650
LEISURE EQUIPMENT & PRODUCTS --	3.36%
Royal Caribbean Cruises Ltd.		12/01/13	6.875	1,000,000	1,023,192

MEDIA --	6.31%
CCH I LLC		10/01/15	11.000	863,000	895,362
News America Holdings		10/17/08	7.375	1,000,000	1,029,108
					1,924,470

		TOTAL CONSUMER DISCRETIONARY --		16.40%	4,999,812

ENERGY --
OIL, GAS & CONSUMABLE FUELS --	8.44%
Chesapeake Energy Corp.		01/15/18	6.250	1,000,000	987,500
Enterprise Products Operating L.P.		08/01/66	8.375	1,000,000	1,094,288
Pioneer Natural Resource		05/01/18	6.875	500,000	491,434
					2,573,222

		TOTAL ENERGY --		8.44%	2,573,222

FINANCIALS --
DIVERSIFIED FINANCIAL SERVICES --	4.97%
Ford Motor Credit Co.		10/01/08	5.625	1,000,000	979,917
GATX Financial Corp.		06/01/09	8.875	500,000	536,265
					1,516,182
INSURANCE --	4.83%
Liberty Mutual Group		03/15/37	7.000	500,000	492,955
NYMAGIC Inc.		03/15/14	6.500	1,000,000	978,831
					1,471,786

		TOTAL FINANCIALS --		9.80%	2,987,968

INDUSTRIALS --
CONSTRUCTION & ENGINEERING --	3.15%
Standard Pacific Corp.		04/15/12	9.250	1,000,000	960,000

MACHINERY --	3.28%
Case New Holland Inc.		06/01/09	6.000	1,000,000	1,000,000

		TOTAL INDUSTRIALS --		6.43%	1,960,000

INFORMATION TECHNOLOGY --
ELECTRONIC EQUIPMENT & INSTRUMENTS --	3.25%
Flextronics International Ltd.		05/15/13	6.500	1,000,000	990,000

IT SERVICES --	3.15%
SunGard Data Systems Inc.		01/15/09	3.750	1,000,000	960,000

SOFTWARE --	3.29%
Unisys Corp.		04/01/08	7.875	1,000,000	1,005,000

		TOTAL INFORMATION TECHNOLOGY --		9.69%	2,955,000

MATERIALS --
CHEMICALS --	6.66%
Lyondell Chemical Co.		05/01/09	10.875	1,000,000	1,005,000
Nalco Co.		11/15/11	7.750	1,000,000	1,025,000
					2,030,000

CONTAINERS & PACKAGING --	3.31%
Ball Corp.		12/15/12	6.875	1,000,000	1,010,000

METALS & MINING --	1.64%
AK Steel Corp.		02/15/09	7.875	1,000,000	500,000

PAPER & FOREST PRODUCTS --	5.44%
Georgia-Pacific Corp.		05/15/11	8.125	1,000,000	1,050,000
Tembec Industries Inc.		03/15/12	7.750	1,000,000	607,500
					1,657,500

		TOTAL MATERIALS --		17.05%	5,197,500

TELECOMMUNICATION SERVICES --
WIRELESS TELECOMMUNICATION SERVICES --	3.23%
Nextel Communications Inc.		03/15/14	5.950	1,000,000	983,809

		TOTAL TELECOMMUNICATION SERVICES --		3.23%	983,809

UTILITIES --
ELECTRIC UTILITIES --	6.72%
AES Corp. (The)		06/01/09	9.500	1,000,000	1,065,000
PPL Capital Funding Inc.		03/30/67	6.700	1,000,000	982,900
					2,047,900
GAS UTILITIES --	3.56%
El Paso Corp.		06/15/12	7.875	1,000,000	1,087,500

		TOTAL UTILITIES --		10.28%	3,135,400

		TOTAL CORPORATE BONDS --		81.32%
				(Cost $25,967,427)	24,792,711

U S GOVERNMENT AGENCY
SHORT-TERM OBLIGATIONS

U S GOVERNMENT AGENCY SECURITIES --	14.93%
Federal Farm Credit Bank Discount Note		04/02/07	5.150	1,145,000	1,144,671
Federal Home Loan Bank		04/11/07	5.170	1,250,000	1,248,020
Federal Home Loan Bank		04/18/07	5.150	317,000	316,183
Federal Home Loan Bank		04/25/07	5.157	1,850,000	1,843,372
					4,552,246

		TOTAL U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS --		14.93%
				(Cost $4,552,246)	4,552,246

PREFERRED STOCK				Shares

FINANCIALS --
DIVERSIFIED FINANCIAL SERVICES --	1.66%
iStar Financial Inc.				20,000	506,876

		TOTAL FINANCIALS --		1.66%	506,876

	TOTAL PREFERRED STOCK----			1.66%
				(Cost $499,000)	506,876

COMMON STOCK

FINANCIALS --
DIVERSIFIED FINANCIAL SERVICES --	0.08%
Leucadia National Corp. (a)				752	22,124

		TOTAL FINANCIALS --		0.08%	22,124

TELECOMMUNICATION SERVICES --
DIVERSIFIED TELECOMMUNICATION SERVICES --	0.02%
XO Holdings Inc. (a) *				1,305	6,695

		TOTAL TELECOMMUNICATION SERVICES --		0.02%	6,695

		TOTAL COMMON STOCK --		0.10%
				(Cost $961,481)	28,819

		TOTAL INVESTMENTS --		98.01%
				(Cost $31,980,154)	29,880,652

		CASH AND OTHER ASSETS, LESS LIABILITIES --		1.99%	606,667

		NET ASSETS --		100.00%	$ 30,487,319

* - Non-income producing securities

Note to Schedule of Investments
(a) Security acquired as part of a unit or in exchange for other securities.

See notes to quarterly portfolio holdings.

AMERICAN NATIONAL INTERNATIONAL STOCK PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS		March 31, 2007			(Unaudited)

INTERNATIONAL STOCK PORTFOLIO

COMMON STOCK (a)				Shares	Value

AUSTRALIA --	3.57%
Santos Ltd.				900	$ 29,268
Westpac Banking Corp.				2,300	245,525
					274,793
BELGIUM --	1.07%
Delhaize Group				100	9,170
Fortis				1,600	72,819
					81,989
BRAZIL --	1.24%
Companhia de Bebidas das Americas (AmBev)				400	21,984
Companhia Vale do Rio Doce (CVRD)				350	12,947
Empresa Brasileira de Aeronautica SA (Embraer)				500	22,930
Petroleo Brasileiro SA				375	37,316
					95,177
DENMARK --	0.59%
Novo Nordisk A/S				500	45,265

FINLAND --	1.28%
Nokia Oyj				4,300	98,556

FRANCE --	7.05%
Alcatel-Lucent				1,500	17,730
Arkema *				65	3,714
Axa				2,000	85,200
France Telecom SA				2,800	73,920
Groupe Danone				1,400	50,008
Sanofi-Aventis				3,000	130,530
Total SA				2,600	181,428
					542,530
GERMANY --	6.88%
BASF AG				600	67,452
DaimlerChrysler AG				1,200	98,172
Deutsche Bank AG				700	94,178
Deutsche Telekom AG				5,100	84,303
SAP AG				1,500	66,975
Siemens AG				1,100	117,920
					529,000
GREECE --	0.55%
Hellenic Telecommunications Organization SA				3,100	42,625

HONG KONG --	1.25%
Chartered Semiconductor Manufacturing Ltd. *				400	3,800
Cheung Kong (Holdings) Ltd.				3,100	39,235
Hutchison Whampoa Ltd.				1,100	52,894
					95,929
IRELAND --	0.79%
Bank of Ireland				700	60,550

ISRAEL--	0.66%
Teva Pharmaceutical Industries Ltd.				1,350	50,530

ITALY --	2.24%
Eni S.p.A.				1,100	71,313
Intesa Sanpaolo ADR				934	42,409
Luxottica Group S.p.A.				500	15,925
Telecom Italia S.p.A.				1,500	42,990
					172,637
JAPAN --	18.25%
Canon Inc.				1,800	96,624
Hitachi, Ltd.				700	54,047
Honda Motor Co., Ltd.				4,000	139,480
Kirin Brewery Co., Ltd.				2,100	30,271
KUBOTA Corp.				350	15,316
Matsushita Electric Industrial Co., Ltd.				5,300	106,530
Millea Holdings, Inc.				1,750	64,698
Mitsubishi UFJ Financial Group, Inc.				21,500	242,090
Mitsui & Co., Ltd.				100	38,100
NEC Corp.				4,300	22,962
Nippon Telegraph and Telephone Corp. (NTT)				4,600	121,486
SONY Corp.				2,100	106,029
TDK Corp.				300	26,100
Toyota Motor Corp.				2,650	339,624
					1,403,357
LUXEMBOURG --	0.27%
Tenaris SA				450	20,655

MEXICO --	1.47%
Cemex SAB de CV				1,150	37,662
Fomento Economico Mexicano, SAB de CV				200	22,078
Telefonos de Mexico SA de CV (Telmex)				1,600	53,440
					113,180

NETHERLANDS --	3.13%
ABN AMRO Holding NV				1,000	43,020
Aegon NV				900	17,946
ING Groep NV				1,200	50,796
Koninklijke Ahold NV *				800	9,392
Koninklijke (Royal) KPN NV				1,300	20,319
Koninklijke (Royal) Philips Electronics NV				700	26,670
Royal Dutch Shell PLC				1,100	72,930
					241,073
NORWAY --	1.12%
Norsk Hydro ASA				1,500	49,230
Telenor ASA				700	37,219
					86,449
PORTUGAL --	0.35%
EDP - Energias de Portugal, SA				300	16,101
Portugal Telecom, SGPS, SA				800	10,752
					26,853
SOUTH AFRICA --	0.39%
Sasol				900	29,745

SOUTH KOREA --	1.25%
Kookmin Bank				625	56,344
Shinhan Financial Group Co., Ltd.				350	39,858
					96,202
SPAIN --	3.85%
Banco Bilbao Vizcaya Argentaria, SA				2,500	61,375
Banco Santander Central Hispano SA				4,600	82,018
Endesa, SA				800	42,824
Repsol YPF, SA				900	30,186
Telefonica SA				1,200	79,680
					296,083
SWEDEN --	2.24%
Telefonaktiebolaget LM Ericsson				3,900	144,651
Volvo AB				325	27,323
					171,974
SWITZERLAND --	7.05%
ABB Ltd.				2,700	46,386
Adecco SA				700	11,165
Merck Serono SA				400	9,032
Nestle SA				1,500	145,371
Novartis AG				2,500	136,575
Roche Holding AG				600	52,834
Swisscom AG				600	21,690
UBS AG				2,000	118,860
					541,913
TAIWAN --	0.87%
Singapore Telecommunications Ltd.				2,565	55,408
Taiwan Semiconductor Manufacturing Co. Ltd.				1,081	11,621
					67,029
UNITED KINGDOM --	16.66%
Acergy SA *				2,150	45,773
AstraZeneca PLC				900	48,285
BG Group PLC				1,200	86,064
BP PLC				4,425	286,519
BT Group PLC				1,400	84,014
Barclays PLC				2,700	153,738
Cadbury Schweppes PLC				900	46,233
Diageo PLC				950	76,902
GlaxoSmithKline PLC				2,600	143,676
Imperial Chemical Industries PLC				500	19,680
International Power PLC				200	15,702
Rio Tinto PLC				300	68,343
Unilever PLC				2,160	64,951
Vodafone Group PLC				4,112	110,448
WPP Group PLC				400	30,396
					1,280,724

		TOTAL COMMON STOCK --		84.07%
				(Cost $5,992,838)	6,464,818

U S GOVERNMENT AGENCY				Face
SHORT-TERM OBLIGATIONS				Amount

U S GOVERNMENT AGENCY SECURITIES --	15.45%
Federal Farm Credit Bank Discount Note, 5.15%, 04/02/07				$ 150,000	149,957
Federal Home Loan Bank, 5.155%, 04/25/07				625,000	622,762
Federal National Mortgage Assoc.,5.17%, 04/12/07				416,000	415,282
					1,188,001

		TOTAL U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS --		15.45%
				(Cost $1,188,001)	1,188,001

		TOTAL INVESTMENTS --		99.52%
				(Cost $7,180,839)	7,652,819

		CASH AND OTHER ASSETS, LESS LIABILITIES --		0.48%	36,676

		NET ASSETS --		100.00%	$ 7,689,495

* - Non-income producing securities

Note to Schedule of Investments

(a) This portfolio invests primarily in depositary receipts, which include ADRs. These securities are negotiable U.S. securities that generally represent a non-U.S company's publicly traded equity and are usually U.S. dollar-denominated.

See notes to quarterly portfolio holdings.

AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.
NOTES TO SCHEDULE OF QUARTERLY PORTFOLIO HOLDINGS
March 31, 2007
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

The American National Investment Accounts, Inc. (the "Fund") is a diversified open-end management investment company registered as a series fund under the Investment Company Act of 1940, as amended. The Fund is comprised of the Growth, Equity Income, Balanced, Money Market, Government Bond, Small-Cap/Mid-Cap, High Yield Bond and International Stock Portfolios.

Security Valuation:

Investments in securities listed on national exchanges are valued at the last sales price of the day, or if there were no sales, then at the last bid price. Other securities are valued based on market quotations or at fair value as determined by a pricing service approved by the Board of Directors. Prices provided by the pricing service represent valuations at bid prices or on a basis determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued as determined by the Board of Directors. Commercial paper and short-term obligations are stated at amortized cost, which is equivalent to fair value.

Security Transactions and Related Investment Income:

The Fund records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Premiums and discounts on securities are amortized, over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

NOTE 2 - COST, PURCHASES AND SALES OF INVESTMENTS
Aggregate purchases and sales of investments for the quarter ended March 31, 2007, other than commercial paper and short-term obligations, were as follows:

			Purchases		Sales

Growth			$ 511,469		$ 258,473
Equity Income			$ 590,824		$ 711,223
Balanced			$ 2,464,814		$ 729,845
Government Bond			$ 3,939,619		$ 3,990,612
Small-Cap/Mid-Cap			$ 4,214,124		$ 4,261,727
High Yield Bond			$ 1,497,435		$ 500,000
International Stock			$ -		$ 21

Gross unrealized appreciation and depreciation as of March 31, 2007, based on the cost for federal income tax purposes is as follows:

					Net Appreciation
		Cost	Appreciation	Depreciation	(Depreciation)

Growth		$ 17,558,768	$ 2,789,030	$ 171,450	$2,617,580
Equity Income		$ 20,585,522	$ 4,516,520	$ 643,480	$3,873,040
Balanced		$ 17,450,429	$ 2,336,773	$ 351,131	$1,985,642
Government Bond		$ 13,481,952	$ 69,095	$ 56,623	$12,472
Small-Cap/Mid-Cap		$ 4,632,634	$ 288,637	$ 54,071	$234,566
High Yield Bond		$ 31,980,154	$ 489,319	$ 2,588,821	($2,099,502)
International Stock		$ 7,180,839	$ 1,459,536	$ 987,556	$471,980

Item 2. Controls and Procedures

(a) The principal executive officer and the principal financial officer have concluded that the Registrant's disclosure controls and procedures were sufficient to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There have been no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications of the principal executive officer and the principal financial officer as required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached.